Recurring Fair Value Measurements (Details) - Schedule of monte carlo simulation model for the private warrants - $ / shares		6 Months Ended
	Mar. 02, 2021	Jun. 30, 2021
Schedule of monte carlo simulation model for the private warrants [Abstract]
Risk-free interest rate	1.01%	1.06%
Expected term (years)	6 years 5 months 15 days	6 years 1 month 17 days
Stock price (in Dollars per share)	$ 9.584	$ 9.7000
Probability of completing business combination	80.00%	80.00%
Expected volatility	24.20%	16.00%
Exercise price (in Dollars per share)	$ 11.50	$ 11.50